Label	Element	Value
BRAZIL
Disclosure of disaggregation of revenue from contracts with customers [text block]	ifrs-full_DisclosureOfDisaggregationOfRevenueFromContractsWithCustomersExplanatory
The information sets below describe the disaggregation of revenue from external customers by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods is transferred, or over time when the services are rendered, in its entirety to the customer.

		Coca-Cola FEMSA					Proximity Americas Division						Proximity Europe Division						Health Division						Fuel Division						Other						Total
	2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022 (Revised)		2021 (Revised)
By geographic areas:
Mexico and Central America (1)	Ps.	149,362	Ps.	131,002	Ps.	115,794	Ps.	272,456	Ps.	229,331	Ps.	195,990	Ps.	—	Ps.	—	Ps.	—	Ps.	20,908	Ps.	21,212	Ps.	10,814	Ps.	58,499	Ps.	51,813	Ps.	39,922	Ps.	56,875	Ps.	21,280	Ps.	19,365	Ps.	558,100	Ps.	454,638	Ps.	381,885
United States (2)		—		—		—		15		17		11		—		—		—		—		—		—		—		—		—		—		—		—		15		17		11
South America (3)		95,726		95,738		79,010		6,049		4,610		2,585		—		—		—		54,450		53,588		62,213		—		—		—		—		—		—		156,225		153,936		143,808
Europe		—		—		—		—		—		—		43,552		9,809		—		—		—		—		—		—		—		—		—		—		43,552		9,809		—
Total revenues		245,088		226,740		194,804		278,520		233,958		198,586		43,552		9,809		—		75,358		74,800		73,027		58,499		51,813		39,922		56,875		21,280		19,365		757,892		618,400		525,704
Consolidation adjustments		8,448		6,489		5,428		1,735		74		520		—		—		—		3		—		—		349		311		57		44,665		14,518		14,239		55,200		21,392		20,244
Consolidated revenues		236,640		220,251		189,376		276,785		233,884		198,066		43,552		9,809		—		75,355		74,800		73,027		58,150		51,502		39,865		12,210		6,762		5,126		702,692		597,008		505,460
By products and/or services
Products sold at a point-in time	Ps.	245,088	Ps.	226,740	Ps.	194,804	Ps.	278,520	Ps.	233,958	Ps.	198,586	Ps.	43,552	Ps.	9,809	Ps.	—	Ps.	75,358	Ps.	74,800	Ps.	73,027	Ps.	57,616	Ps.	51,697	Ps.	39,585	Ps.	56,875	Ps.	21,280	Ps.	19,365	Ps.	757,009	Ps.	618,284	Ps.	525,367
Services revenues over time		—		—		—		—		—		—		—		—		—		—		—		—		883		116		337		—		—		—		883		116		337
Consolidation adjustments		8,448		6,489		5,428		1,735		74		520		—		—		—		3		—		—		349		311		57		44,665		14,518		14,239		55,200		21,392		20,244
Consolidated revenues		236,640		220,251		189,376		276,785		233,884		198,066		43,552		9,809		—		75,355		74,800		73,027		58,150		51,502		39,865		12,210		6,762		5,126		702,692		597,008		505,460

(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 456,709, Ps. 418,807 and Ps. 355,920 during the years ended December 31, 2023, 2022 and 2021, respectively.

(2)In 2023 the Company finalized the merger of Envoy Solutions, LLC into BradyIFS, keeping an economic interest of 37% in IFS TopCo. The revenues from this business unit were reclassified to discontinued operations for the years ended December 31, 2023, 2022 and 2021.

(3)South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. 53,573, Ps. 70,737 and Ps. 59,973 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Colombia’s revenues of Ps. 57,432, Ps. 45,733 and Ps. 17,548 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Argentina’s revenues of Ps. 6,673, Ps. 11,034 and Ps. 8,546 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Chile’s revenues of Ps. 35,437, Ps. 35,423 and Ps. 54,709 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Uruguay’s revenues of Ps. 4,415, Ps. 3,886 and Ps. 3,371 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Ecuador’s revenue of Ps. 8,986, Ps. 9,791 and Ps. 9,079 during the year ended in December 31, 2023, 2022 and 2021, respectively.

Disclosure of revenue from contracts with customers [text block]	ifrs-full_DisclosureOfRevenueFromContractsWithCustomersExplanatory
28.2    Disaggregation of revenue
The information sets below describe the disaggregation of revenue from external customers by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods is transferred, or over time when the services are rendered, in its entirety to the customer.

		Coca-Cola FEMSA					Proximity Americas Division						Proximity Europe Division						Health Division						Fuel Division						Other						Total
	2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022 (Revised)		2021 (Revised)
By geographic areas:
Mexico and Central America (1)	Ps.	149,362	Ps.	131,002	Ps.	115,794	Ps.	272,456	Ps.	229,331	Ps.	195,990	Ps.	—	Ps.	—	Ps.	—	Ps.	20,908	Ps.	21,212	Ps.	10,814	Ps.	58,499	Ps.	51,813	Ps.	39,922	Ps.	56,875	Ps.	21,280	Ps.	19,365	Ps.	558,100	Ps.	454,638	Ps.	381,885
United States (2)		—		—		—		15		17		11		—		—		—		—		—		—		—		—		—		—		—		—		15		17		11
South America (3)		95,726		95,738		79,010		6,049		4,610		2,585		—		—		—		54,450		53,588		62,213		—		—		—		—		—		—		156,225		153,936		143,808
Europe		—		—		—		—		—		—		43,552		9,809		—		—		—		—		—		—		—		—		—		—		43,552		9,809		—
Total revenues		245,088		226,740		194,804		278,520		233,958		198,586		43,552		9,809		—		75,358		74,800		73,027		58,499		51,813		39,922		56,875		21,280		19,365		757,892		618,400		525,704
Consolidation adjustments		8,448		6,489		5,428		1,735		74		520		—		—		—		3		—		—		349		311		57		44,665		14,518		14,239		55,200		21,392		20,244
Consolidated revenues		236,640		220,251		189,376		276,785		233,884		198,066		43,552		9,809		—		75,355		74,800		73,027		58,150		51,502		39,865		12,210		6,762		5,126		702,692		597,008		505,460
By products and/or services
Products sold at a point-in time	Ps.	245,088	Ps.	226,740	Ps.	194,804	Ps.	278,520	Ps.	233,958	Ps.	198,586	Ps.	43,552	Ps.	9,809	Ps.	—	Ps.	75,358	Ps.	74,800	Ps.	73,027	Ps.	57,616	Ps.	51,697	Ps.	39,585	Ps.	56,875	Ps.	21,280	Ps.	19,365	Ps.	757,009	Ps.	618,284	Ps.	525,367
Services revenues over time		—		—		—		—		—		—		—		—		—		—		—		—		883		116		337		—		—		—		883		116		337
Consolidation adjustments		8,448		6,489		5,428		1,735		74		520		—		—		—		3		—		—		349		311		57		44,665		14,518		14,239		55,200		21,392		20,244
Consolidated revenues		236,640		220,251		189,376		276,785		233,884		198,066		43,552		9,809		—		75,355		74,800		73,027		58,150		51,502		39,865		12,210		6,762		5,126		702,692		597,008		505,460

(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 456,709, Ps. 418,807 and Ps. 355,920 during the years ended December 31, 2023, 2022 and 2021, respectively.

(2)In 2023 the Company finalized the merger of Envoy Solutions, LLC into BradyIFS, keeping an economic interest of 37% in IFS TopCo. The revenues from this business unit were reclassified to discontinued operations for the years ended December 31, 2023, 2022 and 2021.

(3)South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. 53,573, Ps. 70,737 and Ps. 59,973 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Colombia’s revenues of Ps. 57,432, Ps. 45,733 and Ps. 17,548 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Argentina’s revenues of Ps. 6,673, Ps. 11,034 and Ps. 8,546 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Chile’s revenues of Ps. 35,437, Ps. 35,423 and Ps. 54,709 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Uruguay’s revenues of Ps. 4,415, Ps. 3,886 and Ps. 3,371 during the years ended December 31, 2023, 2022 and 2021, respectively. South America revenues include Ecuador’s revenue of Ps. 8,986, Ps. 9,791 and Ps. 9,079 during the year ended in December 31, 2023, 2022 and 2021, respectively.